UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-02631

                             Chestnut Street Exchange Fund

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                   Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Terry Wettergreen

Chestnut Street Exchange Fund

301 Bellevue Parkway

                                   Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 558-1750

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

(Unaudited)

David R. Wilmerding, Jr.

Chairman

July 16, 2019

Fellow Partner:

Our Fund earned $5.85 per share of net investment income for shares outstanding in the six month period ended June 30, 2019 compared to $5.52 per share earned in the same period of 2018. Total income in the first half of 2019 was decreased by $64,457 from the same period of 2018.

After providing for the July 1, 2019 distribution, the net asset value per partnership share at June 28, 2019 was $728.69. The net asset value on March 31, 2019, the date of our last report, was $704.23.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500® Index and the Dow Jones Industrial Average™ will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at 1-800-852-4750 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-852-4750 or by contacting your financial intermediary. Your election to receive reports in paper will apply to the Fund and all funds you hold with your financial intermediary.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

(Unaudited)

Portfolio Review

Summary

Following the December sell-off, U.S. equities took a sharp turn, with the S&P 500® Index returning 18.54% on a year-to-date basis. In the first quarter of the year, fears of an economic slowdown eased as a result of better-than-anticipated corporate earnings and a pause in the Federal Reserve’s monetary policy normalization. In the second quarter, equities pulled back in May as concerns over the U.S.-China trade war escalated. However, following the G-20 summit in June, stocks recovered their losses on the news of progress in trade negotiations and the continued dovish stance of the Federal Reserve. On a year-to-date basis, all sectors are positive with information technology and consumer discretionary gaining the most, and health care and energy the least.

Performance Attribution

The portfolio slightly underperformed its benchmark index, the S&P 500® Index, during the first half of 2019, net of fees.

Notable contributors to relative performance included stock selection in materials, healthcare, and communications services. Conversely, selection in information technology and industrials detracted from performance during the first half of the year.

The largest contributor during the first half of the year was stock selection in materials, particularly within the chemicals sub-sector where an overweight position in Air Products and Chemicals Inc. drove relative gains. Stock selection within healthcare was also a notable contributor, driven by the Fund not owning any companies within healthcare providers and services and biotechnology subsectors which underperformed during the period. Lastly stock selection within communication services also contributed to relative performance, driven particularly by holdings in the entertainment sub-sector, such as an overweight position in Walt Disney, which outperformed during the period. Other notable contributors during the period include overweight positions in Moody’s and Union Pacific Corporation and an out-of-benchmark position in Versum Materials.

The largest detractor from relative performance over the first half of the year was stock selection in information technology, particularly within the semiconductor and semiconductor equipment sub-sector where an overweight position in Intel was the primary detractor. In addition, not owning any information technology services firms hurt relative gains as these firms outperformed during the period. A second key detractor was stock selection in industrials, notably within the industrial conglomerates sub-sector where an overweight position in 3M was the key detractor. Other notable detractors during the period included an overweight position in Wells Fargo, not owning Facebook and a cash balance which hurt relative performance amidst strong equity market performance.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

(Unaudited)

Portfolio Review (concluded)

Outlook

U.S. equities continued moving higher going into the second quarter of 2019 before renewed trade tensions drove the S&P 500® Index down 6% in May. Stocks immediately recovered in June in anticipation of a U.S.-China trade compromise at the G20 summit, as well as rising expectations for a Federal Reserve interest rate cut, finishing the second quarter up +4.3%. Despite elevated levels of market volatility and geopolitical risk, we continue to believe that a slower but steady economic backdrop in the U.S., benign inflation, and accommodative policy, will continue to provide a supportive environment for U.S. companies. Further, we see few excesses in the U.S. system as household debt is low, bank balance sheets are healthy, and inflation remains at the low end of the recent range. Against this stable backdrop, we believe technology and innovation will provide tools that will continue to enable companies with best-in-class business models to drive earnings growth across many sectors of the U.S. economy. While risks do exist, including rising labors costs, de-globalization, and decelerating economic growth abroad, so far the U.S. has been the engine of growth. We are, however, concerned that the global slowdown may knock the U.S. off its perch. Global trade conflict remains a key issue, in particular the potential for intensifying trade disputes to undermine business confidence and earnings growth. We have already seen new orders slowdown across several industries, including semiconductors, transportation, and hardware.

Despite these risks, stock specific factors drive a majority of the performance and we believe this approach builds a degree of resilience to macroeconomic shocks. Furthermore, even as our team remains focused on strong organic growth, we remain cognizant of the impact trade tensions can have on earnings growth as seen in the semiconductor space and automobile supply chain.

Any opinions expressed are those of BlackRock as of the date of this report and are subject to change based on changes in market or economic conditions. The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Past performance is not a guarantee of future results. Please call (800) 852-4750 for the most recent month-end performance. In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by BlackRock to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2019

(Unaudited)

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Please call (800) 852-4750 for the most recent month-end performance.

In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Total Returns as of June 30, 2019

	Average Annual Total Returns
	6 Months	1 Year	5 Year	10 Year	Since Inception(1)
Chestnut Street Exchange Fund	18.49%	11.85%	8.10%	13.06%	10.98%
S&P 500® Index	18.54%	10.42%	10.71%	14.70%	11.23%
Dow Jones Industrial AverageTM	15.40%	12.20%	12.29%	15.03%	11.49%

(1)

Cumulative since inception total returns were 8,276.73%, 9,108.73% and 10,085.59% for the Chestnut Street Exchange Fund, the S&P 500® Index and Dow Jones Industrial Average™ Index, respectively, for the period December 29, 1976 (inception date of the Fund) to June 30, 2019.

BLACKROCK CAPITAL MANAGEMENT, INC.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Fund Expense Example

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2019 through June 30, 2019, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Chestnut Street Exchange Fund

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Six Months Ended June 30, 2019*
Actual	$1,000.00	$1,184.90	$3.14
Hypothetical † (5% return before expenses)	$1,000.00	$1,021.92	$2.91

*

Expenses are equal to the Fund’s annualized six-month expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of 18.49% for the six-month period ended June 30, 2019.

†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2019

(Unaudited)

Security Type/Industry	% of Net Assets	Value

COMMON STOCK
Financial	21.2%	$40,455,137
Technology	16.4	31,301,263
Consumer Cyclicals	14.2	27,098,694
Health Care	12.4	23,706,618
Basics	9.4	18,054,104
Transportation	8.4	15,964,322
Retail	4.3	8,144,067
Capital Equipment	4.2	8,108,600
Energy	4.0	7,573,107
Staples	3.9	7,540,132
Other Assets in Excess of Liabilities	1.6	2,966,655

Net Assets	100.0%	$190,912,699

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

June 30, 2019

(Unaudited)

	Shares	Value
COMMON STOCKS—98.4%
BASICS—9.4%
Air Products & Chemicals, Inc.	57,114	$12,928,896
Cabot Corp.	73,848	3,523,288
Versum Materials, Inc.	31,057	1,601,920

		18,054,104

CAPITAL EQUIPMENT—4.2%
Emerson Electric Co.	106,453	7,102,544
General Electric Co.	92,425	970,463
Webtec Corp.	496	35,593

		8,108,600

CONSUMER CYCLICALS—14.2%
3M Co.	23,636	4,097,064
CBS Corp.,—Class B	51,024	2,546,098
Comcast Corp.,—Class A	202,741	8,571,889
Walt Disney Co. (The)	85,102	11,883,643

		27,098,694

ENERGY—4.0%
Exxon Mobil Corp.	62,101	4,758,800
Schlumberger, Ltd.	70,818	2,814,307

		7,573,107

FINANCIAL—21.2%
Bank of America Corp.	48,170	1,396,930
JPMorgan Chase & Co.	111,618	12,478,892
Moody’s Corp.	70,949	13,857,049
Wells Fargo & Co.	268,856	12,722,266

		40,455,137

HEALTH CARE—12.4%
Abbott Laboratories	112,356	9,449,140
Johnson & Johnson	57,829	8,054,423
Merck & Co., Inc.	73,978	6,203,055

		23,706,618

	Shares	Value

RETAIL—4.3%
Amazon.com Inc.*	1,021	$1,933,396
Home Depot, Inc.	20,117	4,183,732
Walmart, Inc.	18,345	2,026,939

		8,144,067

STAPLES—3.9%
Altria Group, Inc.	15,436	730,896
Kraft Heinz Co. (The)	3,607	111,961
Mondelez International, Inc.,—Class A	10,720	577,808
PepsiCo, Inc.	37,423	4,907,278
Philip Morris International, Inc.	15,436	1,212,189

		7,540,132

TECHNOLOGY—16.4%
Alphabet Inc.,—Class A*	2,601	2,816,363
Apple, Inc.	16,404	3,246,680
Check Point Software Technologies Ltd.*	38,990	4,507,634
Cisco Systems, Inc.	24,194	1,324,138
Intel Corp.	210,549	10,078,981
Microsoft Corp.	43,766	5,862,893
Oracle Corp.	60,814	3,464,574

		31,301,263

TRANSPORTATION—8.4%
Union Pacific Corp.	94,402	15,964,322

Total Common Stocks (Cost: $23,226,522)		187,946,044

TOTAL INVESTMENTS IN SECURITIES
(Cost: $23,226,522)	98.4%	$187,946,044
Other assets in excess of liabilities	1.6%	2,966,655

NET ASSETS	100.0%	$190,912,699

*	Non-Income Producing

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2019

(Unaudited)

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities

•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2019, in valuing the Fund’s investments carried at value:

	Total Value at 6/30/19	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$187,946,044	$187,946,044	$—	$—

*	See details of industry breakout in the Schedule of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3 for the Fund.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statement of Assets And Liabilities

June 30, 2019

(Unaudited)

Assets
Investments in securities, at value (cost $23,226,522)	$187,946,044
Cash	3,455,296
Dividends receivable	185,191
Interest receivable	244
Prepaid expenses	33,148

Total assets	191,619,923

Liabilities
Payables for:
Distributions	609,028
Advisory fees	40,867
Administration and accounting fees	13,798
Custodian fees	7,574
Transfer agent fees	7,131
Directors fees	1,253
Accrued expenses and other liabilities	27,573

Total liabilities	707,224

Net Assets	$190,912,699

Net Assets consisted of:
Other capital — paid-in or reinvested	26,266,842
Distributable earnings	164,645,857

Net Assets (Applicable to 261,993 partnership shares outstanding)	$190,912,699

Net Asset Value offering and redemption price per share ($190,912,699 / 261,993 shares)	$728.69

Net assets applicable to shares owned by:
Limited partners (261,900 shares)	$190,845,060
Managing general partners (93 shares)*	67,639

Total net assets (261,993 shares)	$190,912,699

*	Net asset value per share does not recompute due to rounding.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment income
Dividends		$2,063,363

Expenses
Investment advisory services (Note C)		258,724
Legal fees (Note C)		83,400
Administration and accounting fees (Note C)		82,551
Managing general partners’ compensation, officer’s salary and expenses (Note C)		50,553
Transfer agent fees		20,720
Printing		8,000
Custodian fees		12,160
Audit fees		10,748
Insurance		8,478
Miscellaneous		7,781

Total expenses		543,115

Advisory fees waived		(17,845)

Total expense, net		525,270

Net investment income		1,538,093

Net realized and unrealized gain/(loss) on investments
Net realized loss on sale of investment securities		(32)
Net realized gain from securities transactions: distributed on redemption of partnership shares		2,421,347
Unrealized appreciation on investments
Beginning of period	$138,478,540
End of period	164,719,522

Net change in unrealized appreciation		26,240,982

Net realized and unrealized gain from investments		28,662,297

Net increase in net assets resulting from operations		$30,200,390

Statements of Changes in Net Assets

June 30, 2019 (Unaudited)

	Six Months Ended June 30, 2019 (Unaudited)	2018
Increase /(decrease) in net assets Operations:
Net investment income	$1,538,093	$3,246,798
Net realized loss from securities transactions, for federal income tax purposes net gain/(loss) is ($32) and ($294,828)	(32)	(294,828)
Excess of market value over book value of securities distributed upon redemption of partnership shares	2,421,347	20,223,948
Net unrealized change in unrealized appreciation on investments	26,240,982	(35,168,344)

Increase/(decrease) in net assets resulting from operations	30,200,390	(11,992,426)

Distributions to partners from:
Total distributable earnings	(1,316,507)	(3,247,179)

Capital share transactions:
Net asset value of 134(1) and 488(2) shares issued in lieu of cash distributions	95,731	320,035
Cost of 3,398(3) and 32,386(4) shares repurchased	(2,442,938)	(21,236,783)

Decrease in net assets from capital share transactions	(2,347,207)	(20,916,748)

Total increase/(decrease) in net assets	26,536,676	(36,156,353)

Net assets:
Beginning of period	164,376,023	200,532,376

End of period	$190,912,699	$164,376,023

(1)	Includes 134 Limited partners shares and 0 Managing general partners shares.
(2)	Includes 488 Limited partners shares and 0 Managing general partners shares.
(3)	Includes 3,398 Limited partners shares and 0 Managing general partners shares.
(4)	Includes 32,386 Limited partners shares and 0 Managing general partners shares.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Year)

	Six Months Ended June 30, 2019	Years Ended December 31,
		2018	2017	2016	2015	2014
	(Unaudited)

Net Asset Value, Beginning of Period	$619.69	$674.84	$580.36	$529.81	$559.24	$503.19

Income From Investment Operations:
Net investment income	5.85	11.77	10.94	10.94	10.52	10.05
Net gain (loss) on securities (both realized and unrealized)	108.15	(55.15)	94.44	50.12	(29.43)	56.04

Total from investment operations	114.00	(43.38)	105.38	61.06	(18.91)	66.09

Less Distributions:
From net investment income	(5.00)	(11.77)	(10.90)	(10.98)	(10.52)	(10.04)

Capital Contribution from Investment Advisor	—	—	—	0.47 *	—	—

Net Asset Value, End of Period	$728.69	$619.69	$674.84	$580.36	$529.81	$559.24

Total Return	18.49%	(6.43)%	18.37%	11.72%*	(3.42)%	13.19%

Ratios/Supplemental Data:
Net Assets, End of Year (000’s)	$190,913	$164,376	$200,532	$201,003	$202,329	$215,260
Ratios to average net assets:
Expenses
Including waivers	0.58%	0.58%	0.59%	0.58%	0.54%	0.52%
Excluding waivers	0.60%	0.59%	0.61%	0.60%	0.56%	0.53%
Net investment income	1.69%	1.69%	1.74%	1.98%	1.93%	1.89%
Portfolio Turnover Rate	—%	0.94%	—%	2.60%	0.02%	—%

*	During the year ended December 31, 2016, the Advisor reimbursed the Fund $172,892 as a result of a trading error, which otherwise would have reduced Total Return by 0.09%.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2019

(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund’s investment objective is to seek long-term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders.

For the year ended December 31, 2018, the Fund did not retain any long term capital gains.

The Fund had a capital loss carryover as of December 31, 2018 of $294,828 which can be carried forward for an unlimited period.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2015—2018) and has concluded that no provision for federal income tax is required in the Fund’s financial statements, except as noted above. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$21,714,570

Gross unrealized appreciation	166,233,741
Gross unrealized depreciation	(2,267)

Net unrealized appreciation	$166,231,474

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

(C)	INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

BlackRock Capital Management, Inc. (“BCM” or the “Adviser”), a wholly owned subsidiary of BlackRock Institutional Management, Inc., serves as Investment Adviser to the Fund pursuant to an advisory agreement dated September 29, 2006 as amended November 1, 2014 (“Advisory Agreement”). All BlackRock entities named are subsidiaries of BlackRock, Inc.

The Advisory Agreement provides for a fee, computed daily and paid monthly at the annual rate of 0.32% of the first $100,000,000 of the Fund’s net assets, plus 0.24% of the next $100,000,000 of the Fund’s net assets, plus 0.26% of the Fund’s net assets exceeding $200,000,000, which is reduced by an annual charge of $36,000 that is charged ratably against monthly payments. For the six months ended June 30, 2019, this fee reduction equaled $17,845.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s transfer and dividend disbursing agent.

The Bank of New York Mellon serves as the Fund’s administrator, accounting agent and custodian.

The Managing General Partners each receive a fixed fee as compensation for their services, fees for attending Board meetings and reimbursement of expenses incurred attending Board meetings. In addition, the Chairman, President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the six months ended June 30, 2019, payments to or for the Managing General Partners amounted to $50,553.

Legal fees amounting to $83,400 for the six months ended June 30, 2019 were paid to Drinker Biddle & Reath LLP. A partner of the law firm is the Secretary of the Fund.

(D)	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) were $37,891 and $0 respectively, for the six months ended June 30, 2019.

(E)	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners have treated this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense, however, in tax years 2019 through 2025, as a result of the Tax Cuts and Jobs Act of 2017, the investment expenses are no longer deductible.

The tax character of distributions paid during 2018 and 2017 were as follows:

	2018	2017
Ordinary income	$3,689,351	$4,061,365
Investment expense	(442,172)	(489,864)

Distributed to partners	$3,247,179	$3,571,501

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2019, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash redemptions were as follows:

	Value of the Redemptions		Net Realized Gain Included In Redemptions	Fund Shares Redeemed
Portfolio Securities	$2,442,647	*	$2,421,347	3,398
Cash	291		—	—

	$2,442,938		$2,421,347	3,398

*	Includes $234 in cash redeemed.

Net realized gains from these in-kind transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)	TAX MATTERS

At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(391)
Capital loss carryover	(294,828)
Other timing differences	(1,521,426)
Net unrealized appreciation of investments	139,999,966

$138,183,321

(I)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and determined that there were no subsequent events requiring disclosure.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Additional Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (800) 852-4750 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov.

MANAGING GENERAL PARTNERS

Gordon L. Keen, Jr.

Langhorne B. Smith

David R. Wilmerding, Jr.

INVESTMENT ADVISER

BlackRock Capital Management, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

ADMINISTRATOR

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive,

Westborough, MA 01581

(800) 852-4750

Semi Annual Report

June 30, 2019

(Unaudited)

Chestnut Street Exchange Fund

301 Bellevue Parkway

Wilmington, Delaware 19809

(800) 852-4750

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of managing general partners.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Chestnut Street Exchange Fund

By (Signature and Title)*	/s/ Terry Wettergreen
Terry Wettergreen, President & Chief Compliance Officer
(principal executive officer)

Date August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Terry Wettergreen
Terry Wettergreen, President & Chief Compliance Officer
(principal executive officer)

Date August 26, 2019

By (Signature and Title)*	/s/ John Boyle
John Boyle, Chief Financial Officer
(principal financial officer)

Date August 22, 2019

* Print the name and title of each signing officer under his or her signature.